Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Current	$ 2,055,783	$ 2,117,491	$ 1,849,551
Deferred	(164,340)	(248,450)	(408,910)
Income tax	1,891,443	1,869,041	1,440,641
ISR [Member]
Disclosure of income taxes [line items]
Current	2,055,783	2,117,491	1,849,551
Deferred	(164,340)	(248,450)	(408,910)
Income tax	$ 1,891,443	$ 1,869,041	$ 1,440,641